CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)		$ (1,723)	$ (50)	$ (227)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and reserves for revenue earning vehicles		2,259	2,791	2,546
Depreciation and amortization, non-vehicle		225	203	218
Amortization of deferred financing costs and debt discount (premium)		59	52	50
Loss on extinguishment of debt		5	43	22
Stock-based compensation charges		(2)	18	14
Provision for receivables allowance		94	53	35
Deferred income taxes, net		(353)	27	(66)
Intangible and other asset impairments		213	0	0
(Gain) loss on marketable securities		0	(30)	(20)
(Gain) loss on sale of non-vehicle capital assets		(24)	(39)	(1)
Other		13	(9)	7
Changes in assets and liabilities:
Non-vehicle receivables		195	(88)	(136)
Prepaid expenses and other assets		92	(8)	(23)
Operating lease right-of-use assets		366	402	0
Non-vehicle accounts payable		98	65	70
Accrued liabilities		(61)	(98)	72
Accrued taxes, net		(52)	14	(8)
Operating lease liabilities		(375)	(428)	0
Self-insured liabilities		(76)	(18)	3
Net cash provided by (used in) operating activities		953	2,900	2,556
Cash flows from investing activities:
Revenue earning vehicles expenditures		(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles		10,098	9,486	8,452
Non-vehicle capital asset expenditures		(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of		60	27	51
Purchases of marketable securities		0	0	(60)
Sales of marketable securities		74	0	36
Other		(1)	0	(6)
Net cash provided by (used in) investing activities		4,591	(4,425)	(4,197)
Cash flows from financing activities:
Payment of financing costs		(75)	(53)	(47)
Early redemption premium payment		0	(34)	(19)
Contributions from (distributions to) noncontrolling interests		(75)	49	60
Proceeds from issuance of stock, net		28	0	0
Proceeds from Rights Offering, net		0	748	0
Net cash provided by (used in) financing activities		(5,372)	1,474	1,561
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		46	1	(14)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period		218	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period		1,360	1,410	1,504
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		1,507	1,360	1,410
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	[1]	1,578	1,360	1,410
Cash paid during the period for:
Income taxes, net of refunds		(11)	21	26
Operating lease liabilities		546	575	0
Supplemental disclosures of non-cash information:
Purchases of revenue earning vehicles included in accounts payable, net of incentives		9	165	169
Sales of revenue earning vehicles included in vehicle receivables		144	667	510
Sales-type capital lease of revenue earning vehicles included in other receivables		0	0	75
Fleet payables included in liabilities subject to compromise		2	0	0
Purchases of non-vehicle capital assets included in accounts payable		7	40	42
Revenue earning vehicles and non-vehicle capital assets acquired through capital leases		32	23	21
Purchases of non-vehicle capital assets included in liabilities subject to compromise		18	0	0
Operating lease right-of-use assets obtained in exchange for lease liabilities		152	680	0
The Hertz Corporation
Cash flows from operating activities:
Net income (loss)		(1,855)	(45)	(222)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and reserves for revenue earning vehicles		2,259	2,791	2,546
Depreciation and amortization, non-vehicle		225	203	218
Amortization of deferred financing costs and debt discount (premium)		59	52	50
Loss on extinguishment of debt		5	43	22
Stock-based compensation charges		(2)	18	14
Provision for receivables allowance		94	53	35
Deferred income taxes, net		(353)	28	(64)
Intangible and other asset impairments		213	0	0
Write-off of intercompany loan		133	0	0
(Gain) loss on marketable securities		0	(30)	(20)
(Gain) loss on sale of non-vehicle capital assets		(24)	(39)	(1)
Other		13	(8)	7
Changes in assets and liabilities:
Non-vehicle receivables		195	(88)	(136)
Prepaid expenses and other assets		94	(8)	(23)
Operating lease right-of-use assets		366	402	0
Non-vehicle accounts payable		98	65	70
Accrued liabilities		(61)	(98)	72
Accrued taxes, net		(52)	14	(8)
Operating lease liabilities		(375)	(428)	0
Self-insured liabilities		(76)	(18)	3
Net cash provided by (used in) operating activities		956	2,907	2,563
Cash flows from investing activities:
Revenue earning vehicles expenditures		(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles		10,098	9,486	8,452
Non-vehicle capital asset expenditures		(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of		60	27	51
Purchases of marketable securities		0	0	(60)
Sales of marketable securities		74	0	36
Other		(1)	0	(6)
Net cash provided by (used in) investing activities		4,591	(4,425)	(4,197)
Cash flows from financing activities:
Payment of financing costs		(75)	(53)	(47)
Early redemption premium payment		0	(34)	(19)
Advances to Hertz Holdings		(5)	(12)	(9)
Contributions from (distributions to) noncontrolling interests		(75)	49	60
Proceeds from issuance of stock, net		0	750	0
Net cash provided by (used in) financing activities		(5,403)	1,467	1,554
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		46	1	(14)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period		190	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period		1,360	1,410	1,504
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		1,479	1,360	1,410
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	[1]	1,550	1,360	1,410
Cash paid during the period for:
Income taxes, net of refunds		(11)	21	26
Operating lease liabilities		546	575	0
Supplemental disclosures of non-cash information:
Purchases of revenue earning vehicles included in accounts payable, net of incentives		9	165	169
Sales of revenue earning vehicles included in vehicle receivables		144	667	510
Sales-type capital lease of revenue earning vehicles included in other receivables		0	0	75
Fleet payables included in liabilities subject to compromise		2	0	0
Purchases of non-vehicle capital assets included in accounts payable		7	40	42
Revenue earning vehicles and non-vehicle capital assets acquired through capital leases		32	23	21
Purchases of non-vehicle capital assets included in liabilities subject to compromise		18	0	0
Operating lease right-of-use assets obtained in exchange for lease liabilities		152	680	0
Vehicle
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on extinguishment of debt		5	0	22
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		4,546	13,013	14,009
Repayments of vehicle debt		(10,751)	(11,530)	(12,426)
Cash paid during the period for:
Interest, net of amounts capitalized:		335	431	379
Vehicle | The Hertz Corporation
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		4,546	13,013	14,009
Repayments of vehicle debt		(10,751)	(11,530)	(12,426)
Cash paid during the period for:
Interest, net of amounts capitalized:		335	431	379
Non-vehicle
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on extinguishment of debt		0	43	0
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		1,812	3,016	557
Repayments of vehicle debt		(855)	(3,732)	(571)
Cash paid during the period for:
Interest, net of amounts capitalized:		109	272	286
Non-vehicle | The Hertz Corporation
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		1,812	3,016	557
Repayments of vehicle debt		(855)	(3,732)	(571)
Cash paid during the period for:
Interest, net of amounts capitalized:		$ 109	$ 272	$ 286

[1]	Amounts include cash and cash equivalents and restricted cash and cash equivalents which are held for sale as disclosed in Note 3, "Divestitures."